Merger (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Fair Value of Consideration
The total fair value of the consideration of $168.5 million as of the Closing Date is summarized as follows (in thousands):
Forward contract to issue common stock	$2,713
Forward contract to issue Series A Preferred Stock	155,308
Stock options allocated to consideration paid	10,444
Total consideration	$168,465

The total fair value of the consideration of $168.5 million as of the Closing Date is summarized as follows (in thousands):

Forward contract to issue common stock	$2,713
Forward contract to issue Series A Preferred Stock	155,308
Stock options allocated to consideration paid	10,444
Total consideration	$168,465

Schedule of Assets Acquired and Liabilities Assumed	The following table presents the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed as of the Closing Date (in thousands):

As of November 13, 2023
Assets acquired:
Cash and cash equivalents	$6,561
Prepaid expenses and other current assets	309
Property and equipment, net	215
Right-of-use asset, net	915
In-process research and development assets	150,600
Goodwill	48,163
$206,763
Liabilities assumed
Accrued expenses and other current liabilities	$2,530
Lease liability	$292
Lease liability, net of current portion	$623
Deferred tax liability	$34,853
$38,298
Net assets acquired	$168,465
The following table presents the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed as of the Closing Date (in thousands):
As of November 13, 2023
Assets acquired:
Cash and cash equivalents	$6,561
Prepaid expenses and other current assets	309
Property and equipment, net	215
Right-of-use asset, net	915
In-process research and development assets	150,600
Goodwill	48,163
$206,763
Liabilities assumed
Accrued expenses and other current liabilities	$2,530
Lease liability	$292
Lease liability, net of current portion	$623
Deferred tax liability	$34,853
$38,298
Net assets acquired	$168,465

Schedule of Intangible Assets Acquired
The following summarizes the Company’s intangible assets acquired in the Merger (in thousands):

Acquisition Date Fair Value
Descartes-08 for MG	$93,900
Descartes-08 for SLE	56,700
Total in-process research and development assets	$150,600

The following summarizes the Company’s intangible assets acquired in the Merger and their carrying value as of December 31, 2023 (in thousands):

	Acquisition Date Fair Value	Impairment	Carrying Value at December 31, 2023
Descartes-08 for MG	$93,900	$—	$93,900
Descartes-08 for SLE	56,700	—	56,700
Total in-process research and development assets	$150,600	$—	$150,600

Schedule of Pro forma Financial Information
The following unaudited pro forma financial information reflects the consolidated results of operations of the Company as if the Merger had taken place on January 1, 2022. The unaudited pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date (in thousands):

	Year Ended December 31,
	2023	2022
Revenue	$26,004	$112,226
Net (loss) income	$(232,259)	$29,607